Insurance Coverage (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Coverage
Schedule of insurance coverage

		12.31.24
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.	4,321,206
Transport of goods	Coverage of goods in transit and in inventories.	1,191,749
Civil responsability	Third party complaints.	487,762